Intangible Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	€ 1,228,000	€ 1,543,000	€ 1,806,000
Increases	(293,000)	(314,000)	(264,000)
Balance at the end	935,000	1,228,000	1,543,000
Amortization charges	300,000	300,000	300,000
Gross
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	3,674,000	3,646,000	3,540,000
Increases	0	29,000	106,000
Balance at the end	3,674,000	3,674,000	3,646,000
Amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(2,446,000)	(2,103,000)	(1,733,000)
Increases	(293,000)	(343,000)	(369,000)
Balance at the end	(2,739,000)	(2,446,000)	(2,103,000)
Library of compounds | Gross
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	2,142,000	2,142,000	2,142,000
Balance at the end	2,142,000	2,142,000	2,142,000
Library of compounds | Amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(1,157,000)	(993,000)	(828,000)
Increases	(165,000)	(165,000)	(165,000)
Balance at the end	(1,322,000)	(1,157,000)	(993,000)
Software licenses | Gross
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,533,000	1,504,000	1,398,000
Increases	0	29,000	106,000
Balance at the end	1,533,000	1,533,000	1,504,000
Software licenses | Amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(1,289,000)	(1,110,000)	(906,000)
Increases	(129,000)	(179,000)	(204,000)
Balance at the end	€ (1,417,000)	€ (1,289,000)	€ (1,110,000)